Capital Stock and Changes in Capital Accounts, textuals 3 (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	1,451,625	1,384,062
Granted	607,946	667,614
Vested	(601,198)	(600,051)
Non vested restricted common stock, ending balance	1,458,373	1,451,625
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 11.90	$ 14.07
Weighted Average Grant Date Fair Value, Granted	$ 9.06	$ 9.13
Weighted Average Grant Date Fair Value, Vested	$ 11.82	$ 13.83
Weighted Average Grant Date Fair Value, enging balance	$ 10.75	$ 11.90